Stockholders Equity (Details 2) (USD $)	Oct. 03, 2013	Sep. 11, 2013	Aug. 08, 2013	Jul. 17, 2013	Jun. 17, 2013	Feb. 08, 2013	Jan. 06, 2013	Oct. 15, 2012	Aug. 26, 2012
Stockholders Equity Details 2
Shares of common stock sold	4,000,000	1,500,000	6,000,000	4,000,000	2,000,000	1,024,164	2,000,000	1,000,000	250,000
Price per share	$ 0.03905	$ 0.00667	$ 0.006	$ 0.005	$ 0.005	$ 0.01	$ 0.01	$ 0.02	$ 0.04
Proceeds from sale	0	10,000	36,000	20,000	10,000	0	20,000	20,000	10,000